Principal Accounting Policies - Summary of Useful Lives of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2021
Software | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years
Software | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	8 years
Trademarks [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	10 years
Trademarks [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	15 years
Platform [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	10 years
NC Commitment [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	8 years